Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Fair value disclosure
Marketable securities	$ 45,953	$ 46,851
Corporate debt securities
Fair value disclosure
Marketable securities	5,188	5,314
Government and agency securities
Fair value disclosure
Marketable securities	31,412	30,181
Commercial paper
Fair value disclosure
Marketable securities	8,291	9,293
Certificates of deposit
Fair value disclosure
Marketable securities		1,552
Municipal Bonds [Member]
Fair value disclosure
Marketable securities	1,062	511
Carrying Value
Fair value disclosure
Cash equivalents	43,800	27,854
Total	89,753	74,705
Carrying Value | Corporate debt securities
Fair value disclosure
Marketable securities	31,412	5,314
Carrying Value | Government and agency securities
Fair value disclosure
Marketable securities	5,188	30,181
Carrying Value | Commercial paper
Fair value disclosure
Marketable securities	8,291	9,293
Carrying Value | Certificates of deposit
Fair value disclosure
Marketable securities		1,552
Carrying Value | Municipal Bonds [Member]
Fair value disclosure
Marketable securities	1,062	511
Fair Value
Fair value disclosure
Cash equivalents	43,800	27,854
Total	89,753	74,705
Fair Value | Corporate debt securities
Fair value disclosure
Marketable securities	31,412	5,314
Fair Value | Government and agency securities
Fair value disclosure
Marketable securities	5,188	30,181
Fair Value | Commercial paper
Fair value disclosure
Marketable securities	8,291	9,293
Fair Value | Certificates of deposit
Fair value disclosure
Marketable securities		1,552
Fair Value | Municipal Bonds [Member]
Fair value disclosure
Marketable securities	1,062	511
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair value disclosure
Cash equivalents	43,800	27,854
Total	43,800	27,854
Quoted Prices in Active Markets for Identical Assets (Level 1) | Corporate debt securities
Fair value disclosure
Marketable securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Government and agency securities
Fair value disclosure
Marketable securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Commercial paper
Fair value disclosure
Marketable securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Certificates of deposit
Fair value disclosure
Marketable securities		0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Municipal Bonds [Member]
Fair value disclosure
Marketable securities	0	0
Significant Other Observable Inputs (Level 2)
Fair value disclosure
Cash equivalents	0	0
Total	45,953	46,851
Significant Other Observable Inputs (Level 2) | Corporate debt securities
Fair value disclosure
Marketable securities	31,412	5,314
Significant Other Observable Inputs (Level 2) | Government and agency securities
Fair value disclosure
Marketable securities	5,188	30,181
Significant Other Observable Inputs (Level 2) | Commercial paper
Fair value disclosure
Marketable securities	8,291	9,293
Significant Other Observable Inputs (Level 2) | Certificates of deposit
Fair value disclosure
Marketable securities		1,552
Significant Other Observable Inputs (Level 2) | Municipal Bonds [Member]
Fair value disclosure
Marketable securities	1,062	511
Significant Unobservable Inputs (Level 3)
Fair value disclosure
Cash equivalents	0	0
Total	0	0
Significant Unobservable Inputs (Level 3) | Corporate debt securities
Fair value disclosure
Marketable securities	0	0
Significant Unobservable Inputs (Level 3) | Government and agency securities
Fair value disclosure
Marketable securities	0	0
Significant Unobservable Inputs (Level 3) | Commercial paper
Fair value disclosure
Marketable securities	0	0
Significant Unobservable Inputs (Level 3) | Certificates of deposit
Fair value disclosure
Marketable securities		0
Significant Unobservable Inputs (Level 3) | Municipal Bonds [Member]
Fair value disclosure
Marketable securities	$ 0	$ 0